PREPAYMENTS, NET - Impairment loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
PREPAYMENTS, NET
Balance at the beginning of the period	$ (4,204)	$ (4,867)
Foreign currency translation adjustments	(130)	(92)
Balance at the end of the period	$ (4,334)	$ (4,959)